SHARE CAPITAL	12 Months Ended
Dec. 31, 2019
Disclosure of issued capital [text block] [Abstract]
Disclosure of issued capital [text block]

NOTE 40: SHARE CAPITAL

(1) Authorised share capital

As permitted by the Companies Act 2006, the Company removed references to authorised share capital from its articles of association at the annual general meeting on 5 June 2009. This change took effect from 1 October 2009.

(2) Issued and fully paid share capital

	2019 Number of shares	2018 Number of shares	2017 Number of shares	2019 £m	2018 £m	2017 £m
Ordinary shares of 10p (formerly 25p) each
At 1 January	71,163,592,264	71,972,949,589	71,373,735,357	7,116	7,197	7,138
Issued under employee share schemes	775,882,951	768,551,098	518,293,181	78	77	51
Share buyback programme (note 42)	(1,886,917,377)	(1,577,908,423)	–	(189)	(158)	–
Redesignation of limited voting ordinary shares (see below)	–	–	80,921,051	–	–	8
At 31 December	70,052,557,838	71,163,592,264	71,972,949,589	7,005	7,116	7,197
Limited voting ordinary shares of 10p (formerly 25p) each
At 1 January	–	–	80,921,051	–	–	8
Redesignation to ordinary shares	–	–	(80,921,051)	–	–	(8)
At 31 December	–	–	–	–	–	–
Total issued share capital				7,005	7,116	7,197

SHARE ISSUANCES

In 2019, 776 million shares (2018: 769 million shares; 2017: 518 million shares) were issued in respect of employee share schemes.

(3) Share capital and control

There are no restrictions on the transfer of shares in the Company other than as set out in the articles of association and:

–	certain restrictions which may from time to time be imposed by law and regulations (for example, insider trading laws);

–	where directors and certain employees of the Company require the approval of the Company to deal in the Company’s shares; and

–	pursuant to the rules of some of the Company’s employee share plans where certain restrictions may apply while the shares are subject to the plans.

Where, under an employee share plan operated by the Company, participants are the beneficial owners of shares but not the registered owners, the voting rights are normally exercised by the registered owner at the direction of the participant. Outstanding awards and options would normally vest and become exercisable on a change of control, subject to the satisfaction of any performance conditions at that time.

In addition, the Company is not aware of any agreements between shareholders that may result in restrictions on the transfer of securities and/or voting rights.

Information regarding significant direct or indirect holdings of shares in the Company can be found on page 170.

The directors have authority to allot and issue ordinary and preference shares and to make market purchases of ordinary and preference shares as granted at the annual general meeting on 16 May 2019. The authority to issue shares and the authority to make market purchases of shares will expire at the next annual general meeting. Shareholders will be asked, at the annual general meeting, to give similar authorities.

Subject to any rights or restrictions attached to any shares, on a show of hands at a general meeting of the Company every holder of shares present in person or by proxy and entitled to vote has one vote and on a poll every member present and entitled to vote has one vote for every share held.

Further details regarding voting at the annual general meeting can be found in the notes to the notice of the annual general meeting.

ORDINARY SHARES

The holders of ordinary shares, who held 100 per cent of the total ordinary share capital at 31 December 2019, are entitled to receive the Company’s report and accounts, attend, speak and vote at general meetings and appoint proxies to exercise voting rights. Holders of ordinary shares may also receive a dividend (subject to the provisions of the Company’s articles of association) and on a winding up may share in the assets of the Company.

LIMITED VOTING ORDINARY SHARES

At the annual general meeting on 11 May 2017, the Company’s shareholders approved the redesignation of the 80,921,051 limited voting ordinary shares held by the Lloyds Bank Foundations as ordinary shares of 10 pence each. The redesignation took effect on 1 July 2017 and the redesignated shares now rank equally with the existing issued ordinary shares of the Company.

The Company has entered into deeds of covenant with the Foundations under the terms of which the Company makes annual donations. The deeds of covenant in effect as at 31 December 2019 provide that such annual donations will cease in certain circumstances, including the Company providing nine years’ notice. Such notice has been given to the Lloyds TSB Foundation for Scotland.

PREFERENCE SHARES

The Company has in issue various classes of preference shares which are all classified as liabilities under accounting standards and which are included in note 39.